Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 31,304,151	$ 38,242,411
Receivables from related party	63,767
Trade and other receivables	2,117,636	3,602,764
Other current assets	298,984	309,608
Claims receivable	62,652	120,547
Inventories	2,772,532	3,687,098
Advances and prepayments	637,881	782,125
Restricted cash	2,198,775	1,308,971
Vessel held for sale	12,250,000
Total current assets	51,706,378	48,053,524
Non current assets
Advances for vessel under construction		6,539,115
Operating lease right-of-use assets	104,168	0
Vessels, net	681,337,153	832,335,059
Other receivables		26,427
Restricted cash	12,197,611	13,488,820
Investments in joint ventures	53,323,032	43,177,657
Deferred finance charges		385,705
Total non current assets	746,961,964	895,952,783
Total assets	798,668,342	944,006,307
Current liabilities
Payable to related parties	1,491,705	4,659,861
Trade accounts payable	8,592,124	9,974,751
Accrued liabilities	3,842,879	3,773,499
Operating lease liabilities	104,168
Customer deposits		968,000
Deferred income	5,666,285	2,995,657
Fair value of derivatives		141,447
Current portion of long-term debt	31,836,619	40,547,892
Current portion of long-term debt associated with vessels held for sale	7,173,988
Total current liabilities	58,707,768	63,061,107
Non current liabilities
Fair value of derivatives	3,151,880	5,099,464
Deferred income	76,949
Long-term debt	261,960,975	311,249,321
Total non current liabilities	265,189,804	316,348,785
Total liabilities	323,897,572	379,409,892
Commitments and contingencies
Stockholders' equity
Capital stock, 5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share, 100,000,000 common shares authorized 43,183,684 shares issued and 37,858,437 shares outstanding at December 31, 2020 and 43,527,428 shares issued and 38,202,181 shares outstanding at December 31, 2021 with a par value of $0.01 per share	435,274	431,836
Treasury stock, 5,325,247 at both December 31, 2020 and December 31, 2021 with a par value of $0.01 per share	(25,373,380)	(25,373,380)
Additional paid-in capital	443,009,334	499,564,087
Retained earnings	59,803,487	94,926,695
Accumulated other comprehensive loss	(3,103,945)	(4,952,823)
Total stockholders' equity	474,770,770	564,596,415
Total liabilities and stockholders' equity	$ 798,668,342	$ 944,006,307